SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) - ASU 2016-13 ¥ in Billions	Jan. 01, 2020 CNY (¥)
Recent accounting pronouncements
Increase in credit allowance of financial assets measured at amortized cost	¥ 0.3
Impact arising from in-scope financial guarantees	2.0
Cumulative effect on retained earnings
Cumulative effect on retained earnings, before tax	2.3
Cumulative effect on retained earnings, tax	0.4
Cumulative effect on retained earnings, net of tax	¥ 1.9